Federated Strategic Income Fund
(A Portfolio of Federated Fixed Income Securities, Inc.)

Class A Shares
Class B Shares
Class C Shares
Class F Shares


Supplement to current Prospectus, dated February 1, 2007


   1. Under the section entitled "What Are the Principal Securities in which the Fund Invests?" please insert the following immediately before "Corporate Debt Securities":


       ASSET-BACKED SECURITIES
       Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities have prepayment risks.


   2. Under the security description entitled "SWAPS" please replace the last paragraph with the following:

       Common types of swaps in which the Fund may invest include interest rate swaps, total return swaps, credit default swaps, currency swaps, volatility swaps and caps and floors.




                                                            July 13, 2007



   Federated Securities Corp., Distributor

   Cusip 31417P502
   Cusip 31417P601
   Cusip 31417P700
   Cusip 31417P809


   37152 (7/07)





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Federated Strategic Income Fund
(A Portfolio of Federated Fixed Income Securities, Inc.)

Class A Shares
Class B Shares
Class C Shares
Class F Shares


Supplement to current Statement of Additional Information (SAI), dated February 1, 2007


   1. Under the section entitled "SECURITIES IN WHICH THE FUND INVESTS", please insert the following immediately after "CURRENCY SWAPS":

       VOLATILITY SWAPS
       A volatility swap is an agreement between two parties to make payments based on changes in the volatility of a Reference Instrument over a stated period of time. Specifically, one party will be required to make a payment to the other party if the volatility of a Reference Instrument increases over an agreed upon period of time, but will be entitled to receive a payment from the other party if the volatility decreases over that time period. A volatility swap that requires a single payment on a stated future date will be treated as a forward contract. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as "variance"). This type of a volatility swap is frequently referred to as a variance swap.



                                                            July 13, 2007



   Federated Securities Corp., Distributor

   Cusip 31417P502
   Cusip 31417P601
   Cusip 31417P700
   Cusip 31417P809


   36976 (7/07)





                                 - 1 -